CONSOLIDATED STATEMENTS OF INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net sales	$ 2,565,556,067	$ 2,711,434,948	$ 2,484,712,280
Cost of sales	(1,378,611,966)	(1,514,925,309)	(1,291,559,797)
Gross margin	1,186,944,101	1,196,509,639	1,193,152,483
Others income by function	4,419,789	5,284,666	11,808,439
Distribution costs	(470,120,810)	(504,184,248)	(438,601,936)
Administrative expenses	(197,256,571)	(187,421,796)	(161,390,779)
Others expenses by function	(270,703,334)	(278,757,105)	(284,087,358)
Other gains (losses)	(13,316,208)	(12,669,540)	9,590,450
Income from operational activities	239,966,967	218,761,616	330,471,299
Finance income	39,402,492	22,870,538	14,263,669
Finance costs	(77,023,048)	(75,930,875)	(35,660,493)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(19,217,758)	(10,978,068)	226,026
Gains (losses) on exchange differences	(65,944,570)	(20,173,381)	(10,149,345)
Result as per adjustment units	(14,025,895)	1,198,565	2,529,298
Income before taxes	103,158,188	135,748,395	301,680,454
Income tax (expense) benefit	15,267,255	(263,943)	(82,629,773)
Net income of year	118,425,443	135,484,452	219,050,681
Net income attributable to:
Equity holders of the parent	105,652,728	118,168,351	199,162,731
Non-controlling interests	$ 12,772,715	$ 17,316,101	$ 19,887,950
Basic earnings per share (Chilean pesos) from:
Continuing operations	$ 285.93	$ 319.80	$ 539.00
Diluted earnings per share (Chilean pesos) from:
Continuing operations	$ 285.93	$ 319.80	$ 539.00